REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	¥ 11,821	¥ 11,426
Leased and owned hotels revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	6,190	6,780
Room revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	5,249	5,741
Food and beverage revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	637	656
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	304	383
Manachised and franchised hotels
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	5,364	4,397
Initial one-time license/franchise fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	78	64
On-going management and service/royalty fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	1,792	1,536
Central reservation system usage fees, other system maintenance and support fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	1,931	1,522
Reimbursements for hotel manager fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	1,029	817
Other fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	534	458
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total revenues	¥ 267	¥ 249